Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	(1,491,940)	(2,124,936)	(5,758,369)	(7,039,155)
Net cash used in operating activities	(726,331)	(419,196)	(2,060,037)	(2,177,645)
Working capital deficit	(4,569,399)		(4,311,756)
Stockholders' deficit	(4,541,732)	$ (5,558,044)	(4,301,236)	(6,751,920)	$ (5,441,751)
Accumulated deficit	$ (52,532,987)		$ (51,041,047)	$ (45,282,678)